Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 7,817	$ 5,139
Provision for credit losses	764	926
Net write-offs	(674)	(827)
Other, including foreign currency adjustment	(100)	(152)
Provision for credit losses
Balance at end of period	7,807	5,086
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	7,639	5,077
Provision for credit losses
Balance at end of period	7,590	5,021
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	77	6
Provision for credit losses
Balance at end of period	80	15
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	101	56
Provision for credit losses
Balance at end of period	137	50
Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	7,639
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	884	680
Provision for credit losses	25	50
Net write-offs	(33)	(23)
Other, including foreign currency adjustment	(12)	(68)
Provision for credit losses
Remeasurement	23	16
Newly originated or purchased financial assets	11	6
Derecognition of financial assets and maturities	(9)	(2)
Changes in models and methodologies		30
Gross write-offs	(37)	(30)
Recoveries	4	7
Foreign exchange and other movements	(12)	(68)
Balance at end of period	864	639
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	864	639
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	3,155	2,065
Provision for credit losses	367	463
Net write-offs	(343)	(410)
Other, including foreign currency adjustment	(29)	(28)
Provision for credit losses
Remeasurement	366	351
Newly originated or purchased financial assets	99	98
Derecognition of financial assets and maturities	(98)	(51)
Changes in models and methodologies		65
Gross write-offs	(406)	(476)
Recoveries	63	66
Foreign exchange and other movements	(29)	(28)
Balance at end of period	3,150	2,090
Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	3,150	2,090
Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	3,155
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,886	1,255
Provision for credit losses	261	303
Net write-offs	(216)	(304)
Other, including foreign currency adjustment	(16)	(10)
Provision for credit losses
Remeasurement	276	253
Newly originated or purchased financial assets	29	46
Derecognition of financial assets and maturities	(44)	(31)
Changes in models and methodologies		35
Gross write-offs	(260)	(361)
Recoveries	44	57
Foreign exchange and other movements	(16)	(10)
Balance at end of period	1,915	1,244
Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,915	1,244
Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,886
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,892	1,139
Provision for credit losses	111	110
Net write-offs	(82)	(90)
Other, including foreign currency adjustment	(43)	(46)
Provision for credit losses
Remeasurement	117	96
Newly originated or purchased financial assets	89	39
Derecognition of financial assets and maturities	(98)	(44)
Changes in models and methodologies		22
Gross write-offs	(87)	(96)
Recoveries	5	6
Foreign exchange and other movements	(43)	(58)
Balance at end of period including off-balance sheet exposures	1,798	1,098
Less: Allowance for credit losses on off-balance sheet exposures	(137)	(50)
Balance at end of period	1,878	1,113
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,815	1,133
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	1,661	1,048
Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,661	1,048
Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,714
Stage 1 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,780	1,319
Stage 1 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,964
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	190	126
Provision for credit losses
Remeasurement	(65)	(8)
Newly originated or purchased financial assets	11	6
Derecognition of financial assets and maturities	(3)
Changes in models and methodologies		7
Transfer to (from)stage 1	32	15
Transfer to (from)stage 2	(3)	(5)
Foreign exchange and other movements	(1)	(8)
Balance at end of period	161	133
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	161	133
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	864	609
Provision for credit losses
Remeasurement	(422)	(142)
Newly originated or purchased financial assets	99	98
Derecognition of financial assets and maturities	(28)	(24)
Changes in models and methodologies		16
Transfer to (from)stage 1	401	131
Transfer to (from)stage 2	(92)	(51)
Transfer to (from)stage 3	(31)	(1)
Foreign exchange and other movements	(4)	(17)
Balance at end of period	787	619
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	787	619
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	864
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	501	424
Provision for credit losses
Remeasurement	(133)	(75)
Newly originated or purchased financial assets	29	46
Derecognition of financial assets and maturities	(15)	(16)
Changes in models and methodologies		6
Transfer to (from)stage 1	113	62
Transfer to (from)stage 2	(43)	(34)
Foreign exchange and other movements	(4)	(6)
Balance at end of period	448	407
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	448	407
Stage 1 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	501
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(10)	(15)
Newly originated or purchased financial assets	89	39
Derecognition of financial assets and maturities	(83)	(32)
Changes in models and methodologies		13
Transfer to (from)stage 1	18	8
Transfer to (from)stage 2	(24)	(3)
Transfer to (from)stage 3		(2)
Foreign exchange and other movements	(9)	(2)
Balance at end of period including off-balance sheet exposures	459	197
Less: Allowance for credit losses on off-balance sheet exposures	(75)	(37)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	478	191
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	384	160
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	384	160
Stage 1 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	409
Stage 2 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	3,816	2,169
Stage 2 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	3,718
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	302	229
Provision for credit losses
Remeasurement	29	10
Derecognition of financial assets and maturities	(6)	(2)
Changes in models and methodologies		6
Transfer to (from)stage 1	(27)	(13)
Transfer to (from)stage 2	20	24
Transfer to (from)stage 3	(12)	(11)
Foreign exchange and other movements	(9)	(25)
Balance at end of period	297	218
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	297	218
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,471	865
Provision for credit losses
Remeasurement	536	151
Derecognition of financial assets and maturities	(70)	(27)
Changes in models and methodologies		33
Transfer to (from)stage 1	(398)	(128)
Transfer to (from)stage 2	111	68
Transfer to (from)stage 3	(126)	(89)
Foreign exchange and other movements	(10)	5
Balance at end of period	1,514	878
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,514	878
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,471
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,385	831
Provision for credit losses
Remeasurement	258	123
Derecognition of financial assets and maturities	(29)	(15)
Changes in models and methodologies		29
Transfer to (from)stage 1	(113)	(62)
Transfer to (from)stage 2	43	34
Transfer to (from)stage 3	(70)	(78)
Foreign exchange and other movements	(7)	(25)
Balance at end of period	1,467	837
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,467	837
Stage 2 [member] | Credit Card [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,385
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	21	9
Derecognition of financial assets and maturities	(13)	(7)
Changes in models and methodologies		9
Transfer to (from)stage 1	(18)	(8)
Transfer to (from)stage 2	24	3
Transfer to (from)stage 3	(1)	(4)
Foreign exchange and other movements	(5)	(16)
Balance at end of period including off-balance sheet exposures	600	249
Less: Allowance for credit losses on off-balance sheet exposures	(62)	(13)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	592	263
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	538	236
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	538	236
Stage 2 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	560
Stage 3 [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	1,994	1,533
Stage 3 [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	1,957
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	392	325
Provision for credit losses
Remeasurement	59	14
Changes in models and methodologies		17
Transfer to (from)stage 1	(5)	(2)
Transfer to (from)stage 2	(17)	(19)
Transfer to (from)stage 3	12	11
Gross write-offs	(37)	(30)
Recoveries	4	7
Foreign exchange and other movements	(2)	(35)
Balance at end of period	406	288
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	406	288
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	820	591
Provision for credit losses
Remeasurement	252	342
Changes in models and methodologies		16
Transfer to (from)stage 1	(3)	(3)
Transfer to (from)stage 2	(19)	(17)
Transfer to (from)stage 3	157	90
Gross write-offs	(406)	(476)
Recoveries	63	66
Foreign exchange and other movements	(15)	(16)
Balance at end of period	849	593
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	849	593
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	820
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	151	205
Transfer to (from)stage 3	70	78
Gross write-offs	(260)	(361)
Recoveries	44	57
Foreign exchange and other movements	(5)	21
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	106	102
Derecognition of financial assets and maturities	(2)	(5)
Transfer to (from)stage 3	1	6
Gross write-offs	(87)	(96)
Recoveries	5	6
Foreign exchange and other movements	(29)	(40)
Balance at end of period including off-balance sheet exposures	739	652
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	745	679
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	739	652
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Provision for credit losses
Balance at end of period	739	$ 652
Stage 3 [member] | Business and government [member] | Allowance for credit losses on loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	$ 745